KEY MANAGEMENT PERSONNEL COMPENSATION	6 Months Ended
Dec. 31, 2019
KEY MANAGEMENT PERSONNEL COMPENSATION
KEY MANAGEMENT PERSONNEL COMPENSATION

15.  KEY MANAGEMENT PERSONNEL COMPENSATION

The compensation of directors and other members of key management personnel, including social contributions and other benefits, was as follows for the period ended December 31, 2019, and 2018.

	12/31/2019	12/31/2018

Salaries, social security and other benefits	1,973,491	1,670,232
Share-based incentives	1,867,334	—
Total	3,840,825	1,670,232